Business Combinations (Details) - Schedule of Purchase Consideration - Cash Inflow/(Outflow) - Purchase Consideration [Member]	12 Months Ended
Jun. 30, 2023 AUD ($)
Business Combinations (Details) - Schedule of Purchase Consideration - Cash Inflow/(Outflow) [Line Items]
Cash paid
Cash acquired	422,331
Net inflow of cash – investing activities	422,331
Vertica business [Member]
Business Combinations (Details) - Schedule of Purchase Consideration - Cash Inflow/(Outflow) [Line Items]
Cash paid	(144,419)
Cash acquired	32
Net outflow of cash investing activities	$ (144,387)